OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2024
OTHER INCOME
Schedule of other income

	2022	2023	2024
	USD’000	USD’000	USD’000
Interest income on:
– bank deposits	355	1,370	4,438
– rental deposits	437	476	636
– loans to related parties	225	—	—
– other financial assets	41	—	—
	1,058	1,846	5,074
Government grants (Note)	4,998	3,164	1,322
Others	645	1,685	1,127
	6,701	6,695	7,523
Note:

The amounts mainly represent the subsidies received from the local governments for the Group’s business development. The Group recognized government grants of USD2,594,000 and USD1,995,000 for the years ended December 31, 2022 and 2023 in respect of Covid-19-related subsidies, of which USD510,000 and USD1,993,000 for the years ended December 31, 2022 and 2023 were related to employment support scheme provided by the local government. No COVID - 19 - related subsidies was recognized in 2024. There were no unfulfilled conditions for all the government grants in the years in which they were recognized as other income.